Significant events after the Statement of Financial Position date (Details) € / shares in Units, € in Millions, £ in Millions, kr in Millions			3 Months Ended		12 Months Ended
	Dec. 29, 2017 $ / shares shares	Jan. 12, 2016 $ / shares shares	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 SEK (kr)	Dec. 31, 2016 € / shares	Dec. 31, 2015 $ / shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)
Disclosure of detailed information about business combination [line items]
Share dividend issued (in shares)		3,600,000
Dividend price per share (in dollars per share) | (per share)	$ 16.6516	$ 11.4824			€ 11.482	$ 11.4824
Green Isle Foods Ltd
Disclosure of detailed information about business combination [line items]
Cash transferred							€ 225.0	£ 200
Ordinary shares
Disclosure of detailed information about business combination [line items]
Share dividend issued (in shares)	8,705,890	3,620,510
Foodhills AB
Disclosure of detailed information about business combination [line items]
Selling price of factory closure			€ 8.6	kr 85